SUBSEQUENT EVENTS (Details)	12 Months Ended	3 Months Ended						3 Months Ended
	Dec. 31, 2012 USD ($)	Apr. 03, 2013 Subsequent Event [Member] USD ($)	Mar. 20, 2013 Subsequent Event [Member] China Everbright Bank [Member]	Mar. 20, 2013 Subsequent Event [Member] China Everbright Bank [Member] Bank Facilities [Member] USD ($)	Mar. 20, 2013 Subsequent Event [Member] China Everbright Bank [Member] Bank Facilities [Member] CNY	Mar. 20, 2013 Subsequent Event [Member] China Everbright Bank [Member] Facility for Bank Accepted Notes [Member] USD ($)	Mar. 20, 2013 Subsequent Event [Member] China Everbright Bank [Member] Facility for Bank Accepted Notes [Member] CNY	Apr. 17, 2013 Subsequent Event [Member] China Construction Bank [Member] USD ($)	Apr. 17, 2013 Subsequent Event [Member] China Construction Bank [Member] CNY
Subsequent Event [Line Items]
Term of facility			1 year					1 year	1 year
Maximum borrowing amount of credit facility				$ 11,200,000	70,000,000	$ 4,800,000	30,000,000	$ 11,200,000	70,000,000
Fixed interest rate			6.60%					6.00%	6.00%
Number of options modified		6,920,625
Exercise price		$ 0.25
Options granted	1,190,000	140,000
Vesting percentage in year 1, percent		30.00%
Vesting percentage in year 2, percent		30.00%
Vesting percentage in year 3, percent		40.00%
Exercise price of options granted	$ 0.42	$ 0.25